Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Tax recoverable	$ 843,175	$ 1,055,433
Prepaid IP collaboration fee	599,933	600,811
Loan to third party	410,000
Prepaid rental expenses	354,485	202,319
Software licenses	200,424	95,412
Prepaid advertising expenses	64,843	107,007
Others	393,383	123,694
Prepaid expenses and other current assets	$ 2,866,243	$ 2,184,676